Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 4. Commitments and Contingencies

Leases

The Company has facility leases that it accounts for under ASC 842, including the operating leases for its corporate headquarters facility in San Jose, California, and facilities in Toronto and Markham Ontario, Canada. The San Jose and Toronto leases expire in January 2024 and December 2023, respectively. In May 2022, the Company entered into a new lease for the facility in Markham with a 60-month term, which commenced June 21, 2022. The Markham landlord also provided a lease incentive of approximately $220,000 (the Incentive), which will be payable to the Company as follows: one-half of the Incentive payable subsequent to the completion of the improvements to the leased space and the second half-ratably on an annual basis commencing with the second year of the lease.

The initial right-of-use assets and corresponding liabilities of approximately $1.0 million for the San Jose and Markham facility leases were measured at the present value of the future minimum lease payments. The discount rate used to measure the lease assets and liabilities was 8%.

On March 1, 2022, the Company entered into a 36-month finance lease agreement for the lease of equipment resulting in the recognition of a right-of-use asset and lease liability of approximately $274,000.

On November 1, 2022, the Company entered into a 36-month finance lease agreement for the lease of equipment resulting in the recognition of a right-of-use asset of approximately $124,000 and lease liability of approximately $117,000.

The following table provides the details of right-of-use assets and lease liabilities as of September 30, 2023 (in thousands):

Nine Months Ended
September 30, 2023
Right-of-use assets:
Operating leases	$421
Finance lease	226
Total right-of-use assets	$647
Lease liabilities:
Operating leases	$500
Finance lease	227
Total lease liabilities	$727

Future minimum payments under the leases at September 30, 2023 are listed in the table below (in thousands):

Operating and Finance
Year ending December 31,	leases
Remainder of 2023	$171
2024	263
2025	164
2026	108
2027	101
Total future lease payments	807
Less: imputed interest	(80)
Present value of lease liabilities	$727

The following table provides the details of supplemental cash flow information (in thousands):

	Nine Months Ended
	September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for leases	$492	$504

Rent expense was approximately $0.2 million for each of the three-month periods ended September 30, 2023 and 2022. Rent expense was approximately $0.6 million for each of the nine-month periods ended September 30, 2023 and 2022. In addition to the minimum lease payments, the Company is responsible for property taxes, insurance and certain other operating costs related to the leased facilities and equipment.

Indemnification

In the ordinary course of business, the Company enters into contractual arrangements under which it may agree to indemnify the counterparties from any losses incurred relating to breach of representations and warranties, failure to perform certain covenants, or claims and losses arising from certain events as outlined within the particular contract, which may include, for example, losses arising from litigation or claims relating to past performance. Such indemnification clauses may not be subject to maximum loss clauses. The Company has also entered into indemnification agreements with its officers and directors. No material amounts were reflected in the Company’s condensed consolidated financial statements for the nine months ended September 30, 2023 and 2022 related to these indemnifications.

The Company has not estimated the maximum potential amount of indemnification liability under these agreements due to the limited history of prior claims and the unique facts and circumstances applicable to each particular agreement. To date, the Company has not made any payments related to these indemnification agreements.

Product Warranties

The Company warrants certain of its products to be free of defects generally for a period of three years. The Company estimates its warranty costs based on historical warranty claim experience and includes such costs in cost of net revenues. Warranty costs were not material for the nine months ended September 30, 2023 and 2022.

Legal Matters

The Company is not a party to any legal proceeding that the Company believes is likely to have a material adverse effect on its condensed consolidated financial position or results of operations. From time to time the Company may be subject to legal proceedings and claims in the ordinary course of business. These claims, even if not meritorious, could result in the expenditure of significant financial resources and diversion of management efforts.

Purchase Obligations

The Company’s primary purchase obligations include non-cancelable purchase orders for inventory and computer-aided-design (CAD) software. At September 30, 2023, the Company had outstanding non-cancelable purchase orders for inventory, primarily wafers and substrates, and related expenditures of approximately $2.3 million and non-cancelable purchase orders for CAD software of $3.1 million.

Note 5. Commitments and Contingencies

Leases

The Company has facility leases that it accounts for under ASC 842, including the operating leases for its corporate headquarters facility in San Jose, California, and facilities in Toronto and Markham Ontario, Canada. The Toronto lease expires in December 2023. The Company entered into a new, direct lease for the San Jose facility in April 2022, for an 18-month term, which commenced July 15, 2022. In May 2022, the Company entered into a new lease for the facility in Markham with a 60-month term, which commenced June 21, 2022. The Markham landlord also provided a lease incentive of approximately $220,000 (the Incentive), which will be payable to the Company as follows: one-half of the Incentive payable subsequent to the completion of the improvements to the leased space and the second half-ratably on an annual basis commencing with the second year of the lease.

The initial right-of-use assets and corresponding liabilities of approximately $1.0 million for the San Jose and Markham facility leases were measured at the present value of the future minimum lease payments. The discount rate used to measure the lease assets and liabilities were 8%. Lease expense is recognized on a straight-line basis over the lease term.

On March 1, 2022, the Company entered into a 36-month finance lease agreement for the lease of equipment resulting in the recognition of a right-of-use asset and lease liability of approximately $274,000.

On November 1, 2022, the Company entered into a 36-month finance lease agreement for the lease of equipment resulting in the recognition of a right-of-use asset of approximately $124,000 and lease liability of approximately $117,000.

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2022 (in thousands):

Year Ended
December 31, 2022
Right-of-use assets:
Operating leases	$826
Finance lease	321
Total right-of-use assets	$1,147
Lease liabilities:
Operating leases	$834
Finance lease	323
Total lease liabilities	$1,157

Future minimum payments under the leases at December 31, 2022 are listed in the table below (in thousands):

Year ending December 31,
2023	$688
2024	263
2025	164
2026	107
2027	81
Total future lease payments	1,303
Less: imputed interest	(146)
Present value of lease liabilities	$1,157

The following table provides the details of supplemental cash flow information (in thousands):

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for leases	$704	$248

Rent expense was approximately $0.7 million and $0.6 million for the years ended December 31, 2022 and December 31, 2021, respectively. In addition to the minimum lease payments, the Company is responsible for property taxes, insurance and certain other operating costs related to the leased facilities and equipment.

Indemnification

In the ordinary course of business, the Company enters into contractual arrangements under which it may agree to indemnify the counterparties from any losses incurred relating to breach of representations and warranties, failure to perform certain covenants, or claims and losses arising from certain events as outlined within the particular contract, which may include, for example, losses arising from litigation or claims relating to past performance. Such indemnification clauses may not be subject to maximum loss clauses. The Company has also entered into indemnification agreements with its officers and directors. No material amounts were reflected in the Company’s consolidated financial statements for the years ended December 31, 2022 and 2021 related to these indemnifications.

The Company has not estimated the maximum potential amount of indemnification liability under these agreements due to the limited history of prior claims and the unique facts and circumstances applicable to each particular agreement. To date, the Company has not made any payments related to these indemnification agreements.

Product Warranties

The Company warrants certain of its products to be free of defects generally for a period of three years. The Company estimates its warranty costs based on historical warranty claim experience and includes such costs in cost of net revenues. Warranty costs were not material for the years ended December 31, 2022 and 2021.

Legal Matters

The Company is not a party to any legal proceeding that the Company believes is likely to have a material adverse effect on its consolidated financial position or results of operations. From time to time the Company may be subject to legal proceedings and claims in the ordinary course of business. These claims, even if not meritorious, could result in the expenditure of significant financial resources and diversion of management efforts.